Loss Per Share (Details) - Schedule of income and share data used in the basic and diluted (loss)/earnings per share calculations - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Class A Ordinary Shares [Member]
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations	¥ (22,333)	¥ (35,173)
Weighted average number of ordinary shares in issue during the period for basic and diluted loss per share calculations
Weighted average number of ordinary shares in issue during the period for basic and diluted loss per share calculations	21,285,625	20,846,030
Class B Ordinary Shares [Member]
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations	¥ (8,688)	¥ (13,973)
Weighted average number of ordinary shares in issue during the period for basic and diluted loss per share calculations
Weighted average number of ordinary shares in issue during the period for basic and diluted loss per share calculations	8,281,098	8,281,098